Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Income Taxes

Note 12. Income Taxes

The Company’s effective tax rate for the six months ended June 30, 2021 and 2020 was zero percent. The effective tax rate may vary significantly from period to period and can be influenced by many factors. These factors include, but are not limited to, changes to the statutory rates in the jurisdictions where the Company has operations and changes in the valuation of deferred tax assets and liabilities. The difference between the effective tax rate and the federal statutory rate of 21% primarily relates to certain nondeductible items, state and local income taxes and a full valuation allowance for deferred tax assets.

Note 12. Income Taxes

The Company accounts for income taxes in accordance with authoritative guidance, which requires the use of the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based upon the difference between the financial statement carrying amounts and the tax basis of assets and liabilities and are measured using the enacted tax rate expected to apply to taxable income in the years in which the differences are expected to be reversed. The following table presents the components of pre-tax loss for the years ended:

	2020	2019
US	$(307,027,145)	$(15,754,427)
Total	$(307,027,145)	$(15,754,427)

The following are the components of the provision for income taxes for the years ended:

	2020	2019
Current:
State	$800	$800
Income tax provision	$800	$800

The following is a reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the years ended:

	2020	2019
Statutory tax rate	21.00%	21.00%
State taxes, net of federal benefit	1.03	8.44
Research and development credits	0.35	4.53
Non-deductible expenses	(18.43)	(1.92)
Valuation allowance	(3.86)	(30.92)
Uncertain tax positions	(0.09)	—
Other	—	(1.13)
Effective tax rate	0%	0%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The following table presents the significant components of the Company’s deferred tax assets and liabilities as of the dates presented:

	December 31, 2020	December 31, 2019
Deferred tax assets:
Start-up and organization costs	$4,280,464	$1,624,196
Accrued expenses and reserves	503,840	—
Stock-based compensation	170,770	5,072
Tax credit carryforwards	2,340,468	937,893
Net operating loss	8,811,628	3,178,391
Property and equipment	288,656	132,878
Intangible assets	14,386	5,041
Capitalized R&D costs	566,973	—
Operating lease obligations	91,271	—
Warrants	888,975	—
Other	—	142,012
Total deferred tax assets before valuation allowance	17,957,431	6,025,483
Valuation allowance	(17,868,548)	(6,025,483)
Total deferred tax assets	88,883	—
Deferred tax liabilities:
Operating lease right-of-use assets	(88,439)	—
Other	(444)	—
Total deferred tax liabilities	(88,883)	—
Net deferred tax assets	$—	$—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. As a result of a history of taxable losses and uncertainties as to future profitability, the Company recorded a full valuation allowance against its deferred tax assets. The valuation allowance for the year ended December 31, 2020 was $17,868,548.

As of December 31, 2020, the Company has federal and state net operating loss carryforwards (NOL) in the amount of $33,710,843 and $24,805,990, respectively. While the Federal NOLs can be carried forward indefinitely, California NOLs begin to expire in the year ending December 31, 2038. As of December 31, 2020, the Company had federal and California research and development credit carryforwards of $1,782,671 and $1,693,613, respectively. The federal research and development credit will begin to expire in the year ending December 31, 2038, and the California research and development credit has no expiration.

ASC Topic No. 740-10 requires companies to determine whether it is “more likely than not” that a tax position will be sustained upon examination by the appropriate taxing authorities before any tax benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, classification and interest and penalties related to uncertain tax positions. The following table summarizes the activity related to the Company’s gross unrecognized tax benefits:

Gross Unrecognized Tax Benefits
Balance at December 31, 2019	$312,631
Increases related to prior tax positions	—
Increases related to current tax positions	467,526
Balance at December 31, 2020	$780,157

The Company’s policy is to record estimated interest and penalties related to the underpayment of income taxes or unrecognized tax benefits as a component of its income tax provision. The Company has not recorded any interest or penalties related to unrecognized tax benefits through December 31, 2020.

In the normal course of business, the Company is subject to examination by federal and state jurisdictions where applicable based on the statute of limitations that apply in each jurisdiction. The tax return years 2017, 2018, 2019 and 2020 remain open to examination. The Company is not currently under audit by the taxing jurisdictions to which the Company is subject.

The Company does not anticipate any material change in its unrecognized tax benefits in the next 12 months.

The Company is in start-up phase and has not recognized revenue related to satisfying performance obligations as of December 31, 2020. Under section 195(b), all the expenses other than R&D, taxes and interest income/expense must be capitalized and amortized from the date the company starts active trade or business. As of December 31, 2020, section 195(b) costs accumulated an ending gross deferred tax asset (“DTA”) of $15,272,584.

The Company adopted Accounting Standards Update (“ASU”) 2016-02, Leases (“Topic 842” or “ASC 842”) on January 1, 2020., recognizing all leases, including operating leases, with a term of over 12 months on its balance sheets and to disclose key information about the Company’s leasing transactions. At the end of December 31, 2020, total DTA and deferred tax liability (“DTL”) from the three leases is $91,271 and $88,439, respectively.

Stable Road Acquisition Corp [Member]
Income Taxes [Line Items]
Income Taxes

NOTE 9. INCOME TAX

The Company did not have any significant deferred tax assets or liabilities as of December 31, 2020 and 2019.

The Company’s net deferred tax assets are as follows:

	December 31,
	2020	2019
Deferred tax asset
Organizational costs/Startup expenses	$763,877	$24,483
Total deferred tax asset	763,877	24,483
Valuation allowance	(763,877)	(24,483)
Deferred tax asset, net of allowance	$—	$—

The income tax provision consists of the following:

	December 31,
	2020	2019
Federal
Current	$178,866	$47,567
Deferred	(739,394)	(24,483)

State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	739,394	24,483
Income tax provision	$178,866	$47,567

As of December 31, 2020 and 2019, the Company did not have any U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2020 and the period from May 28, 2019 (inception) through December 31, 2019, the change in the valuation allowance was $739,394 and $24,483, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at for the year ended December 31, 2020 and for the period from May 28, 2019 (inception) through December 31, 2019 is as follows:

	December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of warrant liability	(19.7)%	(23.9)%
Transaction costs allocable to warrant liabilities	—	3.3%
Change in valuation allowance	(1.7)%	0.5%
Income tax provision	(0.4)%	0.9%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.